Schedule of Investments(a)
Invesco Dynamic Biotechnology & Genome ETF (PBE)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.05%
Biotechnology-74.65%
Acceleron Pharma, Inc.(b)	55,642	$6,428,320
Alexion Pharmaceuticals, Inc.(b)	94,536	14,495,205
Alkermes PLC(b)	345,573	7,253,577
Amicus Therapeutics, Inc.(b)	281,766	5,328,195
Biogen, Inc.(b)	47,991	13,562,737
Blueprint Medicines Corp.(b)	61,430	5,943,353
CareDx, Inc.(b)	114,094	8,720,204
Coherus Biosciences, Inc.(b)	339,475	6,382,130
Dicerna Pharmaceuticals, Inc.(b)	276,489	6,212,708
Emergent BioSolutions, Inc.(b)	80,184	8,567,660
Exelixis, Inc.(b)	344,635	7,654,343
FibroGen, Inc.(b)	153,598	7,400,352
Five Prime Therapeutics, Inc.(b)	343,889	5,749,824
Halozyme Therapeutics, Inc.(b)	156,013	7,424,659
Intellia Therapeutics, Inc.(b)(c)	182,367	11,419,822
Ionis Pharmaceuticals, Inc.(b)	126,862	7,620,600
Ironwood Pharmaceuticals, Inc.(b)	539,812	5,516,879
OPKO Health, Inc.(b)(c)	1,623,577	8,783,552
Precigen, Inc.(b)(c)	1,044,109	8,874,926
Sangamo Therapeutics, Inc.(b)	636,729	8,697,718
Seagen, Inc.(b)	70,694	11,612,903
United Therapeutics Corp.(b)	46,874	7,678,899
Vericel Corp.(b)	273,983	11,307,278
Vertex Pharmaceuticals, Inc.(b)	53,757	12,314,654
Xencor, Inc.(b)	155,023	7,092,302
		212,042,800
Health Care Services-6.68%
Fulgent Genetics, Inc.(b)(c)	171,851	18,987,817
Life Sciences Tools & Services-13.74%
Bio-Techne Corp.	38,433	12,487,266
QIAGEN N.V.(b)	249,964	13,535,551
Repligen Corp.(b)	64,964	12,992,800
		39,015,617
	Shares	Value
Pharmaceuticals-4.98%
Catalent, Inc.(b)	122,949	$14,145,282
Total Common Stocks & Other Equity Interests (Cost $229,751,340)		284,191,516
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $9,957)	9,957	9,957
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.05% (Cost $229,761,297)		284,201,473
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-13.78%
Invesco Private Government Fund, 0.01%(d)(e)(f)	15,650,230	15,650,230
Invesco Private Prime Fund, 0.11%(d)(e)(f)	23,465,959	23,475,346
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $39,124,593)		39,125,576
TOTAL INVESTMENTS IN SECURITIES-113.83% (Cost $268,885,890)		323,327,049
OTHER ASSETS LESS LIABILITIES-(13.83)%		(39,277,295)
NET ASSETS-100.00%		$284,049,754
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$4,093,616	$(4,083,659)	$-	$-	$9,957	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	2,626	5,451,095	(5,453,721)	-	-	-	60
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Biotechnology & Genome ETF (PBE)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$6,405,928	$108,580,252	$(99,335,950)	$-	$-	$15,650,230	$3,388*
Invesco Private Prime Fund	-	87,769,125	(64,296,805)	983	2,043	23,475,346	7,874*
Total	$6,408,554	$205,894,088	$(173,170,135)	$983	$2,043	$39,135,533	$11,331

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Building & Construction ETF (PKB)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.06%
Building Products-19.57%
A.O. Smith Corp.	87,098	$4,729,421
Lennox International, Inc.	30,785	8,480,960
Masonite International Corp.(b)	49,803	4,955,399
Owens Corning	67,797	5,261,047
Simpson Manufacturing Co., Inc.	53,452	4,917,584
Trane Technologies PLC	62,944	9,023,022
		37,367,433
Construction & Engineering-17.16%
Comfort Systems USA, Inc.	96,367	5,341,623
Dycom Industries, Inc.(b)	76,806	6,232,039
EMCOR Group, Inc.	57,129	5,044,491
MYR Group, Inc.(b)	97,212	5,405,959
Primoris Services Corp.	196,104	5,707,607
Quanta Services, Inc.	71,443	5,034,588
		32,766,307
Construction Machinery & Heavy Trucks-2.83%
Terex Corp.	151,293	5,410,238
Construction Materials-18.58%
Eagle Materials, Inc.	52,401	5,765,682
Forterra, Inc.(b)	289,255	5,293,367
Martin Marietta Materials, Inc.	33,652	9,671,921
Summit Materials, Inc., Class A(b)	254,675	5,228,478
Vulcan Materials Co.	63,870	9,525,572
		35,485,020
Gas Utilities-2.29%
Southwest Gas Holdings, Inc.	73,119	4,384,215
Home Improvement Retail-18.83%
Floor & Decor Holdings, Inc., Class A(b)	60,694	5,588,097
GrowGeneration Corp.(b)(c)	153,385	6,624,698
Home Depot, Inc. (The)	33,882	9,175,923
Lowe’s Cos., Inc.	59,743	9,968,119
Lumber Liquidators Holdings, Inc.(b)	164,410	4,596,904
		35,953,741
	Shares	Value
Homebuilding-20.80%
Century Communities, Inc.(b)	112,660	$5,288,260
D.R. Horton, Inc.	124,544	9,564,979
Green Brick Partners, Inc.(b)	215,003	4,278,560
Lennar Corp., Class A	120,900	10,052,835
M/I Homes, Inc.(b)	112,893	5,573,527
Taylor Morrison Home Corp., Class A(b)	191,127	4,965,480
		39,723,641
Total Common Stocks & Other Equity Interests (Cost $166,608,896)		191,090,595
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $3,888)	3,888	3,888
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $166,612,784)		191,094,483
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.54%
Invesco Private Government Fund, 0.01%(d)(e)(f)	409,861	409,861
Invesco Private Prime Fund, 0.11%(d)(e)(f)	614,546	614,792
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,024,618)		1,024,653
TOTAL INVESTMENTS IN SECURITIES-100.60% (Cost $167,637,402)		192,119,136
OTHER ASSETS LESS LIABILITIES-(0.60)%		(1,153,045)
NET ASSETS-100.00%		$190,966,091
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$694,997	$(691,109)	$-	$-	$3,888	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	136,080	824,684	(960,764)	-	-	-	38
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Building & Construction ETF (PKB)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$-	$19,920,831	$(19,510,970)	$-	$-	$409,861	$250*
Invesco Private Prime Fund	-	13,224,438	(12,609,795)	35	114	614,792	870*
Total	$136,080	$34,664,950	$(33,772,638)	$35	$114	$1,028,541	$1,163

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Energy Exploration & Production ETF (PXE)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Oil & Gas Exploration & Production-80.86%
Antero Resources Corp.(b)	104,766	$727,076
Apache Corp.	32,760	467,813
Cabot Oil & Gas Corp.	25,507	467,543
Cimarex Energy Co.	11,859	500,213
CNX Resources Corp.(b)	46,040	583,327
Comstock Resources, Inc.(b)	89,829	408,722
ConocoPhillips	38,062	1,523,622
Continental Resources, Inc.(c)	26,283	517,512
Denbury, Inc.(b)	41,638	1,191,263
Devon Energy Corp.	60,284	992,275
Diamondback Energy, Inc.	9,755	553,011
EOG Resources, Inc.	15,496	789,676
EQT Corp.	28,801	469,744
Magnolia Oil & Gas Corp., Class A(b)	65,983	558,876
Marathon Oil Corp.	71,303	516,234
Matador Resources Co.(b)	39,442	602,674
Ovintiv, Inc.	34,116	537,668
PDC Energy, Inc.(b)	24,399	529,702
Pioneer Natural Resources Co.	11,710	1,415,739
Range Resources Corp.(b)	57,561	530,137
Southwestern Energy Co.(b)	137,290	517,583
Whiting Petroleum Corp.(b)	21,274	432,713
		14,833,123
Oil & Gas Refining & Marketing-19.16%
CVR Energy, Inc.	28,783	492,189
HollyFrontier Corp.	17,828	507,385
Marathon Petroleum Corp.	19,861	857,201
Phillips 66	12,451	844,178
Valero Energy Corp.	14,415	813,438
		3,514,391
Total Common Stocks & Other Equity Interests (Cost $19,350,839)		18,347,514
	Shares	Value
Money Market Funds-0.51%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $93,098)	93,098	$93,098
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.53% (Cost $19,443,937)		18,440,612
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.01%
Invesco Private Government Fund, 0.01%(d)(e)(f)	221,211	221,211
Invesco Private Prime Fund, 0.11%(d)(e)(f)	331,683	331,816
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $553,007)		553,027
TOTAL INVESTMENTS IN SECURITIES-103.54% (Cost $19,996,944)		18,993,639
OTHER ASSETS LESS LIABILITIES-(3.54)%		(649,045)
NET ASSETS-100.00%		$18,344,594
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$725,172	$(632,074)	$-	$-	$93,098	$8
Invesco Premier U.S. Government Money Portfolio, Institutional Class	106,816	556,027	(662,843)	-	-	-	27
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,284,808	14,033,662	(17,097,259)	-	-	221,211	341*
Invesco Private Prime Fund	-	5,612,779	(5,281,150)	20	167	331,816	441*
Total	$3,391,624	$20,927,640	$(23,673,326)	$20	$167	$646,125	$817

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Energy Exploration & Production ETF (PXE)—(continued)
January 31, 2021
(Unaudited)
(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Food & Beverage ETF (PBJ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.98%
Agricultural Products-8.38%
Archer-Daniels-Midland Co.	32,786	$1,639,628
Bunge Ltd.	26,550	1,737,432
Darling Ingredients, Inc.(b)	33,986	2,107,472
		5,484,532
Brewers-2.61%
Boston Beer Co., Inc. (The), Class A(b)	1,860	1,705,415
Distillers & Vintners-4.08%
Brown-Forman Corp., Class B	37,202	2,666,267
Fertilizers & Agricultural Chemicals-2.60%
Corteva, Inc.	42,614	1,698,594
Food Distributors-8.41%
Sysco Corp.	42,019	3,004,779
United Natural Foods, Inc.(b)	92,254	2,498,238
		5,503,017
Food Retail-10.79%
Albertsons Cos., Inc., Class A(c)	104,502	1,815,200
Kroger Co. (The)	50,877	1,755,256
Sprouts Farmers Market, Inc.(b)	80,051	1,813,155
Weis Markets, Inc.	34,042	1,677,590
		7,061,201
Packaged Foods & Meats-39.71%
B&G Foods, Inc.(c)	61,935	2,358,485
Conagra Brands, Inc.	46,866	1,621,564
Flowers Foods, Inc.	73,492	1,687,376
General Mills, Inc.	50,268	2,920,571
Hain Celestial Group, Inc. (The)(b)	44,479	1,849,659
Hershey Co. (The)	20,547	2,988,356
JM Smucker Co. (The)	14,079	1,638,936
Kraft Heinz Co. (The)	89,997	3,015,800
Mondelez International, Inc., Class A	52,654	2,919,138
Nomad Foods Ltd. (United Kingdom)(b)	70,842	1,778,134
Pilgrim’s Pride Corp.(b)	84,240	1,632,571
Seaboard Corp.	500	1,573,105
		25,983,695
	Shares	Value
Personal Products-2.63%
Herbalife Nutrition Ltd.(b)	33,751	$1,719,951
Soft Drinks-20.77%
Celsius Holdings, Inc.(b)	53,269	2,844,565
Coca-Cola Consolidated, Inc.	6,118	1,632,649
Keurig Dr Pepper, Inc.	101,853	3,238,925
Monster Beverage Corp.(b)	36,149	3,138,818
National Beverage Corp.(c)	18,056	2,736,206
		13,591,163
Total Common Stocks & Other Equity Interests (Cost $57,532,392)		65,413,835
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $27,933)	27,933	27,933
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $57,560,325)		65,441,768
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-9.91%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,594,967	2,594,967
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,890,895	3,892,451
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $6,487,206)		6,487,418
TOTAL INVESTMENTS IN SECURITIES-109.93% (Cost $64,047,531)		71,929,186
OTHER ASSETS LESS LIABILITIES-(9.93)%		(6,499,695)
NET ASSETS-100.00%		$65,429,491
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$802,719	$(774,786)	$-	$-	$27,933	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	99,354	1,857,323	(1,956,677)	-	-	-	34
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Food & Beverage ETF (PBJ)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$304,437	$16,559,033	$(14,268,503)	$-	$-	$2,594,967	$381*
Invesco Private Prime Fund	-	12,809,764	(8,917,803)	212	278	3,892,451	1,407*
Total	$403,791	$32,028,839	$(25,917,769)	$212	$278	$6,515,351	$1,827

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Leisure and Entertainment ETF (PEJ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Broadcasting-18.55%
AMC Networks, Inc., Class A(b)(c)	635,378	$31,400,381
Discovery, Inc., Class A(b)(c)	770,630	31,919,495
Fox Corp., Class A	1,303,231	40,634,742
ViacomCBS, Inc., Class B	1,113,459	54,002,761
		157,957,379
Casinos & Gaming-14.08%
Bally’s Corp.	455,577	23,908,681
Boyd Gaming Corp.(b)	530,360	23,951,058
Churchill Downs, Inc.	112,605	21,107,807
Monarch Casino & Resort, Inc.(b)	401,320	21,209,762
Penn National Gaming, Inc.(b)	285,902	29,653,755
		119,831,063
Food Distributors-9.39%
Performance Food Group Co.(b)	462,226	21,669,155
Sysco Corp.	530,480	37,934,625
US Foods Holding Corp.(b)	655,506	20,314,131
		79,917,911
Hotels, Resorts & Cruise Lines-4.20%
Hilton Worldwide Holdings, Inc.	352,721	35,762,382
Interactive Media & Services-5.36%
Eventbrite, Inc., Class A(b)(c)	1,233,442	22,016,940
TripAdvisor, Inc.(b)	762,965	23,629,026
		45,645,966
Internet & Direct Marketing Retail-3.13%
Qurate Retail, Inc., Class A	2,116,966	26,673,772
Movies & Entertainment-22.10%
Cinemark Holdings, Inc.(c)	1,236,532	25,027,408
Lions Gate Entertainment Corp., Class A(b)(c)	2,030,813	28,411,074
Live Nation Entertainment, Inc.(b)	302,256	20,084,911
Manchester United PLC, Class A (United Kingdom)(c)	1,297,825	18,701,658
Walt Disney Co. (The)(b)	253,744	42,672,129
Warner Music Group Corp., Class A	716,425	25,139,353
World Wrestling Entertainment, Inc., Class A	498,618	28,087,152
		188,123,685
	Shares	Value
Multi-Sector Holdings-2.36%
Cannae Holdings, Inc.(b)	528,672	$20,084,249
Restaurants-20.87%
Bloomin’ Brands, Inc.	1,169,489	24,641,133
Brinker International, Inc.	401,320	23,629,722
McDonald’s Corp.	174,804	36,331,263
Texas Roadhouse, Inc.	270,005	20,577,081
Yum China Holdings, Inc. (China)	636,376	36,088,883
Yum! Brands, Inc.	358,537	36,387,921
		177,656,003
Total Common Stocks & Other Equity Interests (Cost $735,682,160)		851,652,410
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $175,367)	175,367	175,367
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.06% (Cost $735,857,527)		851,827,777
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.82%
Invesco Private Government Fund, 0.01%(d)(e)(f)	43,370,007	43,370,007
Invesco Private Prime Fund, 0.11%(d)(e)(f)	65,752,985	65,779,286
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $109,146,924)		109,149,293
TOTAL INVESTMENTS IN SECURITIES-112.88% (Cost $845,004,451)		960,977,070
OTHER ASSETS LESS LIABILITIES-(12.88)%		(109,661,538)
NET ASSETS-100.00%		$851,315,532
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,026,159	$(5,850,792)	$-	$-	$175,367	$48
Invesco Premier U.S. Government Money Portfolio, Institutional Class	121,538	3,040,032	(3,161,570)	-	-	-	31
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Leisure and Entertainment ETF (PEJ)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$5,113,813	$170,651,623	$(132,395,429)	$-	$-	$43,370,007	$3,204*
Invesco Private Prime Fund	-	123,328,896	(57,554,403)	2,369	2,424	65,779,286	12,938*
Total	$5,235,351	$303,046,710	$(198,962,194)	$2,369	$2,424	$109,324,660	$16,221

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Media ETF (PBS)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.04%
Advertising-5.99%
Interpublic Group of Cos., Inc. (The)	68,728	$1,654,283
TechTarget, Inc.(b)	29,871	2,231,364
		3,885,647
Broadcasting-19.92%
AMC Networks, Inc., Class A(b)(c)	48,361	2,390,000
E.W. Scripps Co. (The), Class A	116,759	1,729,201
Fox Corp., Class A	54,132	1,687,836
Gray Television, Inc.(b)	86,856	1,480,895
Nexstar Media Group, Inc., Class A	14,532	1,651,852
TEGNA, Inc.	108,407	1,737,764
ViacomCBS, Inc., Class B	46,220	2,241,670
		12,919,218
Cable & Satellite-1.96%
DISH Network Corp., Class A(b)	43,819	1,271,627
Health Care Technology-3.02%
GoodRx Holdings, Inc., Class A(b)(c)	41,940	1,955,243
Interactive Media & Services-34.54%
Alphabet, Inc., Class A(b)	1,655	3,024,281
Cargurus, Inc.(b)	65,047	1,902,626
Facebook, Inc., Class A(b)	10,565	2,729,256
Match Group, Inc.(b)	21,103	2,951,466
Pinterest, Inc., Class A(b)	45,714	3,131,866
QuinStreet, Inc.(b)	89,707	1,899,097
SINA Corp. (China)(b)	36,855	1,541,276
Twitter, Inc.(b)	64,693	3,268,937
Zillow Group, Inc., Class C(b)	14,919	1,946,333
		22,395,138
Internet & Direct Marketing Retail-8.10%
Fiverr International Ltd. (Israel)(b)	8,200	1,693,382
Qurate Retail, Inc., Class A	161,247	2,031,712
Shutterstock, Inc.	23,543	1,530,060
		5,255,154
Movies & Entertainment-20.92%
Liberty Media Corp.-Liberty Formula One, Class A(b)	41,804	1,515,395
	Shares	Value
Movies & Entertainment-(continued)
Lions Gate Entertainment Corp., Class A(b)(c)	154,641	$2,163,427
Netflix, Inc.(b)	6,053	3,222,557
Spotify Technology S.A.(b)	10,830	3,411,450
Walt Disney Co. (The)(b)	19,317	3,248,540
		13,561,369
Publishing-5.59%
New York Times Co. (The), Class A	38,745	1,921,365
News Corp., Class A	87,811	1,703,533
		3,624,898
Total Common Stocks & Other Equity Interests (Cost $50,285,152)		64,868,294
Money Market Funds-0.14%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $89,583)	89,583	89,583
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.18% (Cost $50,374,735)		64,957,877
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-8.38%
Invesco Private Government Fund, 0.01%(d)(e)(f)	2,172,550	2,172,550
Invesco Private Prime Fund, 0.11%(d)(e)(f)	3,257,522	3,258,825
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $5,431,375)		5,431,375
TOTAL INVESTMENTS IN SECURITIES-108.56% (Cost $55,806,110)		70,389,252
OTHER ASSETS LESS LIABILITIES-(8.56)%		(5,550,106)
NET ASSETS-100.00%		$64,839,146
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$391,426	$(301,843)	$-	$-	$89,583	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	105,640	702,371	(808,011)	-	-	-	28
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Media ETF (PBS)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$4,547,956	$27,157,721	$(29,533,127)	$-	$-	$2,172,550	$520*
Invesco Private Prime Fund	-	19,021,820	(15,763,397)	-	402	3,258,825	1,089*
Total	$4,653,596	$47,273,338	$(46,406,378)	$-	$402	$5,520,958	$1,644

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Networking ETF (PXQ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.01%
Application Software-10.18%
Datadog, Inc., Class A(b)	12,088	$1,242,042
Dynatrace, Inc.(b)	29,640	1,230,356
InterDigital, Inc.	17,679	1,135,169
Mimecast Ltd.(b)	25,783	1,110,216
		4,717,783
Communications Equipment-28.03%
Arista Networks, Inc.(b)	3,962	1,218,553
AudioCodes Ltd. (Israel)	38,595	1,157,850
Calix, Inc.(b)	45,821	1,383,794
Cisco Systems, Inc.	46,465	2,071,410
Lumentum Holdings, Inc.(b)	12,989	1,218,368
Motorola Solutions, Inc.	11,525	1,931,014
NETGEAR, Inc.(b)	33,023	1,366,822
Plantronics, Inc.	40,900	1,297,348
Ubiquiti, Inc.	4,383	1,349,920
		12,995,079
Consumer Electronics-2.29%
Garmin Ltd.	9,263	1,063,948
Electronic Components-6.98%
Amphenol Corp., Class A	15,090	1,884,439
II-VI, Inc.(b)	16,084	1,352,182
		3,236,621
Internet Services & Infrastructure-7.34%
Akamai Technologies, Inc.(b)	10,512	1,167,148
Okta, Inc.(b)	8,624	2,233,702
		3,400,850
Semiconductors-9.48%
Marvell Technology Group Ltd.	44,149	2,271,908
QUALCOMM, Inc.	13,571	2,120,876
		4,392,784
	Shares	Value
Systems Software-30.82%
Crowdstrike Holdings, Inc., Class A(b)	13,251	$2,859,566
FireEye, Inc.(b)	71,109	1,493,289
Fortinet, Inc.(b)	9,109	1,318,528
Ping Identity Holding Corp.(b)	48,872	1,461,761
Qualys, Inc.(b)	11,807	1,634,915
SolarWinds Corp.(b)	48,454	814,512
Tenable Holdings, Inc.(b)	31,386	1,553,293
Varonis Systems, Inc.(b)	9,201	1,626,461
Zscaler, Inc.(b)	7,649	1,527,505
		14,289,830
Technology Hardware, Storage & Peripherals-4.89%
Apple, Inc.	17,196	2,269,184
Total Common Stocks & Other Equity Interests (Cost $35,427,473)		46,366,079
Money Market Funds-0.23%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $105,148)	105,148	105,148
TOTAL INVESTMENTS IN SECURITIES-100.24% (Cost $35,532,621)		46,471,227
OTHER ASSETS LESS LIABILITIES-(0.24)%		(111,325)
NET ASSETS-100.00%		$46,359,902
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$352,426	$(247,278)	$-	$-	$105,148	$6
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	340,136	(340,136)	-	-	-	7
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,998,897	20,762,961	(22,761,858)	-	-	-	430*
Invesco Private Prime Fund	-	9,992,105	(9,992,304)	-	199	-	551*
Total	$1,998,897	$31,447,628	$(33,341,576)	$-	$199	$105,148	$994

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Networking ETF (PXQ)—(continued)
January 31, 2021
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Oil & Gas Services ETF (PXJ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-92.05%
Oil & Gas Drilling-18.70%
Helmerich & Payne, Inc.	25,776	$625,841
Patterson-UTI Energy, Inc.	68,556	421,619
Transocean Ltd.(b)(c)	207,882	698,484
		1,745,944
Oil & Gas Equipment & Services-64.33%
Archrock, Inc.	49,923	442,817
Baker Hughes Co., Class A	30,811	618,993
Cactus, Inc., Class A	16,255	425,881
ChampionX Corp.(b)	45,764	699,732
Core Laboratories N.V.	12,468	411,195
Dril-Quip, Inc.(b)	13,350	402,102
Halliburton Co.	23,743	418,589
Liberty Oilfield Services, Inc., Class A	34,223	411,360
NOV, Inc.	33,722	417,478
Schlumberger Ltd.	28,083	623,723
TechnipFMC PLC (United Kingdom)	64,555	690,093
USA Compression Partners L.P.	33,307	442,317
		6,004,280
Oil & Gas Storage & Transportation-9.02%
DHT Holdings, Inc.	78,536	421,739
Frontline Ltd. (Norway)(c)	71,188	420,009
		841,748
Total Common Stocks & Other Equity Interests (Cost $9,650,871)		8,591,972
	Shares	Value
Money Market Funds-0.87%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $81,393)	81,393	$81,393
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-92.92% (Cost $9,732,264)		8,673,365
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-12.94%
Invesco Private Government Fund, 0.01%(d)(e)(f)	483,308	483,308
Invesco Private Prime Fund, 0.11%(d)(e)(f)	724,672	724,962
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $1,208,270)		1,208,270
TOTAL INVESTMENTS IN SECURITIES-105.86% (Cost $10,940,534)		9,881,635
OTHER ASSETS LESS LIABILITIES-(5.86)%		(547,404)
NET ASSETS-100.00%		$9,334,231
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$666,521	$(585,128)	$-	$-	$81,393	$7
Invesco Premier U.S. Government Money Portfolio, Institutional Class	116,865	378,972	(495,837)	-	-	-	29
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	693,740	5,019,505	(5,229,937)	-	-	483,308	152*
Invesco Private Prime Fund	-	3,216,173	(2,491,290)	-	79	724,962	245*
Total	$810,605	$9,281,171	$(8,802,192)	$-	$79	$1,289,663	$433

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Pharmaceuticals ETF (PJP)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Biotechnology-39.97%
AbbVie, Inc.	161,272	$16,527,155
Alexion Pharmaceuticals, Inc.(b)	76,606	11,745,998
Amgen, Inc.	76,049	18,360,510
Biogen, Inc.(b)	38,886	10,989,572
Emergent BioSolutions, Inc.(b)	119,116	12,727,545
Enanta Pharmaceuticals, Inc.(b)	219,881	10,567,481
Five Prime Therapeutics, Inc.(b)(c)	510,871	8,541,763
Gilead Sciences, Inc.	278,263	18,254,053
Ligand Pharmaceuticals, Inc.(b)(c)	109,009	20,204,818
Regeneron Pharmaceuticals, Inc.(b)	18,631	9,387,043
United Therapeutics Corp.(b)	69,633	11,407,278
		148,713,216
Health Care Equipment-5.18%
Abbott Laboratories	155,799	19,255,198
Pharmaceuticals-54.79%
Amphastar Pharmaceuticals, Inc.(b)	523,632	9,519,630
Bausch Health Cos., Inc.(b)	490,159	12,499,054
Corcept Therapeutics, Inc.(b)	412,178	11,648,150
Eli Lilly and Co.	115,700	24,062,129
Endo International PLC(b)	1,720,921	12,528,305
Horizon Therapeutics PLC(b)	136,597	9,900,551
Innoviva, Inc.(b)	874,019	10,496,968
Jazz Pharmaceuticals PLC(b)	66,029	10,267,510
Johnson & Johnson	116,535	19,010,355
Merck & Co., Inc.	209,203	16,123,275
Pacira BioSciences, Inc.(b)	146,712	9,694,729
Perrigo Co. PLC	193,929	8,280,768
Pfizer, Inc.	458,080	16,445,072
Prestige Consumer Healthcare, Inc.(b)	255,992	10,239,680
Supernus Pharmaceuticals, Inc.(b)	444,636	13,067,852
Taro Pharmaceutical Industries Ltd.(b)	135,069	10,095,057
		203,879,085
Total Common Stocks & Other Equity Interests (Cost $290,412,017)		371,847,499
	Shares	Value
Money Market Funds-0.03%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $114,171)	114,171	$114,171
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.97% (Cost $290,526,188)		371,961,670
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.70%
Invesco Private Government Fund, 0.01%(d)(e)(f)	8,491,355	8,491,355
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,731,939	12,737,032
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $21,227,761)		21,228,387
TOTAL INVESTMENTS IN SECURITIES-105.67% (Cost $311,753,949)		393,190,057
OTHER ASSETS LESS LIABILITIES-(5.67)%		(21,104,175)
NET ASSETS-100.00%		$372,085,882
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,677,821	$(2,563,650)	$-	$-	$114,171	$16
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	2,745,516	(2,745,516)	-	-	-	47
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Pharmaceuticals ETF (PJP)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$8,293,767	$30,812,402	$(30,614,814)	$-	$-	$8,491,355	$1,761*
Invesco Private Prime Fund	-	23,657,481	(10,921,611)	626	536	12,737,032	3,329*
Total	$8,293,767	$59,893,220	$(46,845,591)	$626	$536	$21,342,558	$5,153

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Semiconductors ETF (PSI)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.96%
Semiconductor Equipment-42.36%
ACM Research, Inc., Class A(b)	149,149	$13,423,410
Advanced Energy Industries, Inc.(b)	114,348	11,729,818
Amkor Technology, Inc.	764,920	11,871,558
Applied Materials, Inc.	243,085	23,501,458
Brooks Automation, Inc.	157,799	11,954,852
Cohu, Inc.	398,701	16,219,157
Entegris, Inc.	122,220	12,025,226
FormFactor, Inc.(b)	267,271	10,923,366
KLA Corp.	43,992	12,320,839
Lam Research Corp.	45,208	21,878,411
MKS Instruments, Inc.	79,769	12,609,086
Nova Measuring Instruments Ltd. (Israel)(b)	172,681	12,023,778
Teradyne, Inc.	100,921	11,452,515
Ultra Clean Holdings, Inc.(b)	361,801	13,965,519
		195,898,993
Semiconductors-57.60%
Advanced Micro Devices, Inc.(b)	237,046	20,300,619
Broadcom, Inc.	51,394	23,152,997
CEVA, Inc.(b)	293,340	17,245,459
Lattice Semiconductor Corp.(b)	268,251	10,759,548
MACOM Technology Solutions Holdings, Inc.(b)	251,018	14,272,884
Marvell Technology Group Ltd.	245,344	12,625,402
Maxim Integrated Products, Inc.	134,671	11,811,993
	Shares	Value
Semiconductors-(continued)
Micron Technology, Inc.(b)	315,363	$24,683,462
Monolithic Power Systems, Inc.	36,090	12,822,416
NVIDIA Corp.	38,926	20,225,560
ON Semiconductor Corp.(b)	384,487	13,260,957
Power Integrations, Inc.	157,169	12,659,963
QUALCOMM, Inc.	138,197	21,597,427
SiTime Corp.(b)	135,776	16,571,461
Skyworks Solutions, Inc.	79,232	13,410,016
Texas Instruments, Inc.	126,513	20,961,939
		266,362,103
Total Common Stocks & Other Equity Interests (Cost $336,746,930)		462,261,096
Money Market Funds-0.09%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(d) (Cost $423,231)	423,231	423,231
TOTAL INVESTMENTS IN SECURITIES-100.05% (Cost $337,170,161)		462,684,327
OTHER ASSETS LESS LIABILITIES-(0.05)%		(215,180)
NET ASSETS-100.00%		$462,469,147
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,205,761	$(782,530)	$-	$-	$423,231	$23
Invesco Premier U.S. Government Money Portfolio, Institutional Class	396,362	1,473,581	(1,869,943)	-	-	-	45
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	567,334	8,440,931	(9,008,265)	-	-	-	31*
Invesco Private Prime Fund	-	4,655,415	(4,655,441)	-	26	-	50*
Total	$963,696	$15,775,688	$(16,316,179)	$-	$26	$423,231	$149

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Dynamic Software ETF (PSJ)
January 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.10%
Alternative Carriers-2.88%
Bandwidth, Inc., Class A(b)	105,133	$18,728,393
Application Software-43.45%
Agilysys, Inc.(b)	396,272	14,578,847
Altair Engineering, Inc., Class A(b)	298,448	16,692,197
Avalara, Inc.(b)	92,495	13,874,250
Blackline, Inc.(b)	135,088	17,510,107
Cerence, Inc.(b)	175,385	19,627,335
Coupa Software, Inc.(b)	47,902	14,843,393
Datadog, Inc., Class A(b)	312,665	32,126,329
Digital Turbine, Inc.(b)	401,827	22,988,523
DocuSign, Inc.(b)	128,371	29,896,322
Dynatrace, Inc.(b)	418,167	17,358,112
Five9, Inc.(b)	106,332	17,677,695
HubSpot, Inc.(b)	41,907	15,597,785
LivePerson, Inc.(b)	286,856	18,175,196
Nuance Communications, Inc.(b)	365,338	16,637,492
SPS Commerce, Inc.(b)	154,775	15,305,700
		282,889,283
Communications Equipment-2.70%
Ribbon Communications, Inc.(b)	2,406,483	17,591,391
Data Processing & Outsourced Services-4.56%
Square, Inc., Class A(b)	137,418	29,676,791
Health Care Technology-12.48%
American Well Corp., Class A(b)(c)	650,784	23,044,262
Inovalon Holdings, Inc., Class A(b)	815,056	19,887,366
NextGen Healthcare, Inc.(b)	887,854	17,561,752
Schrodinger, Inc.(b)	229,810	20,758,737
		81,252,117
Interactive Home Entertainment-7.34%
Activision Blizzard, Inc.	370,643	33,728,513
Glu Mobile, Inc.(b)	1,592,567	14,030,515
		47,759,028
	Shares	Value
Interactive Media & Services-5.12%
Snap, Inc., Class A(b)	629,561	$33,328,959
Internet Services & Infrastructure-4.84%
Shopify, Inc., Class A (Canada)(b)	28,712	31,542,716
IT Consulting & Other Services-3.20%
LiveRamp Holdings, Inc.(b)	274,928	20,814,799
Systems Software-13.53%
Crowdstrike Holdings, Inc., Class A(b)	186,572	40,262,238
Microsoft Corp.	130,377	30,242,249
NortonLifeLock, Inc.	834,742	17,588,014
		88,092,501
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.10% (Cost $516,826,085)		651,675,978
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.16%
Invesco Private Government Fund, 0.01%(d)(e)(f)	8,228,155	8,228,155
Invesco Private Prime Fund, 0.11%(d)(e)(f)	12,337,297	12,342,232
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $20,569,944)		20,570,387
TOTAL INVESTMENTS IN SECURITIES-103.26% (Cost $537,396,029)		672,246,365
OTHER ASSETS LESS LIABILITIES-(3.26)%		(21,234,758)
NET ASSETS-100.00%		$651,011,607
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at January 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,503,410	$(5,503,410)	$-	$-	$-	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	144,610	2,741,531	(2,886,141)	-	-	-	104
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,593,790	58,927,951	(54,293,586)	-	-	8,228,155	754*
See accompanying notes which are an integral part of this schedule.

Invesco Dynamic Software ETF (PSJ)—(continued)
January 31, 2021
(Unaudited)
	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value January 31, 2021	Dividend Income
Invesco Private Prime Fund	$-	$37,256,234	$(24,915,312)	$443	$867	$12,342,232	$2,657*
Investments in Other Affiliates:
Sciplay Corp., Class A	12,666,267	7,639,840	(24,067,809)	2,391,823	1,369,879	-	-
Total	$16,404,667	$112,068,966	$(111,666,258)	$2,392,266	$1,370,746	$20,570,387	$3,520

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021, for each Fund (except for Dynamic Semiconductors ETF and Dynamic Software ETF). As of January 31, 2021, all of the securities in Dynamic Semiconductors ETF and Dynamic Software ETF were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Dynamic Biotechnology & Genome ETF
Investments in Securities
Common Stocks & Other Equity Interests	$284,191,516	$-	$-	$284,191,516
Money Market Funds	9,957	39,125,576	-	39,135,533
Total Investments	$284,201,473	$39,125,576	$-	$323,327,049
Invesco Dynamic Building & Construction ETF
Investments in Securities
Common Stocks & Other Equity Interests	$191,090,595	$-	$-	$191,090,595
Money Market Funds	3,888	1,024,653	-	1,028,541
Total Investments	$191,094,483	$1,024,653	$-	$192,119,136
Invesco Dynamic Energy Exploration & Production ETF
Investments in Securities
Common Stocks & Other Equity Interests	$18,347,514	$-	$-	$18,347,514
Money Market Funds	93,098	553,027	-	646,125
Total Investments	$18,440,612	$553,027	$-	$18,993,639
Invesco Dynamic Food & Beverage ETF
Investments in Securities
Common Stocks & Other Equity Interests	$65,413,835	$-	$-	$65,413,835
Money Market Funds	27,933	6,487,418	-	6,515,351
Total Investments	$65,441,768	$6,487,418	$-	$71,929,186
Invesco Dynamic Leisure and Entertainment ETF
Investments in Securities
Common Stocks & Other Equity Interests	$851,652,410	$-	$-	$851,652,410
Money Market Funds	175,367	109,149,293	-	109,324,660
Total Investments	$851,827,777	$109,149,293	$-	$960,977,070

	Level 1	Level 2	Level 3	Total
Invesco Dynamic Media ETF
Investments in Securities
Common Stocks & Other Equity Interests	$64,868,294	$-	$-	$64,868,294
Money Market Funds	89,583	5,431,375	-	5,520,958
Total Investments	$64,957,877	$5,431,375	$-	$70,389,252
Invesco Dynamic Oil & Gas Services ETF
Investments in Securities
Common Stocks & Other Equity Interests	$8,591,972	$-	$-	$8,591,972
Money Market Funds	81,393	1,208,270	-	1,289,663
Total Investments	$8,673,365	$1,208,270	$-	$9,881,635
Invesco Dynamic Pharmaceuticals ETF
Investments in Securities
Common Stocks & Other Equity Interests	$371,847,499	$-	$-	$371,847,499
Money Market Funds	114,171	21,228,387	-	21,342,558
Total Investments	$371,961,670	$21,228,387	$-	$393,190,057
Invesco Dynamic Software ETF
Investments in Securities
Common Stocks & Other Equity Interests	$651,675,978	$-	$-	$651,675,978
Money Market Funds	-	20,570,387	-	20,570,387
Total Investments	$651,675,978	$20,570,387	$-	$672,246,365
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.